Material accounting policies (Tables)	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Summary of exchange rates used for unaudited interim condensed consolidated financial statements

The following exchange rates from the European Central Bank are used for the unaudited interim condensed consolidated financial statements of the Group as of June 30, 2025 and for the three and six months ended June 30, 2025:

	Euros per U.S. Dollar
	2025	2024
Spot rate as of June 30,	0.8532	0.9341
Spot rate as of March 31,	0.9246	0.9250
Spot rate as of December 31,	—	0.9626
Average rate three months ended June 30,	0.8820	0.9288
Average rate six months ended June 30,	0.9152	0.9248
Average rate three months ended March 31,	0.9503	0.9210

Summary of correction of the deferred liabilities impacted Consolidated Statement of Profit and Loss

This correction of the deferred liabilities resulted in the following impact to the Unaudited Interim Condensed Consolidated Statement of Loss:

	Three months ended June 30, 2024			Six months ended June 30, 2024
	As previously reported	Adjustment	As restated	As previously reported	Adjustment	As restated
	(Euros in thousands)			(Euros in thousands)
Loss before taxes	(17,852)	—	(17,852)	(19,573)	—	(19,573)
Taxes on income	(170)	30	(140)	(1,503)	843	(660)
Net loss	(18,022)	30	(17,992)	(21,076)	843	(20,233)
Attributable to:
Equity holders of the parent	(18,022)	30	(17,992)	(21,076)	843	(20,233)
Net loss	(18,022)	30	(17,992)	(21,076)	843	(20,233)
Net loss per share
Basic	(0.17)	—	(0.17)	(0.21)	0.01	(0.20)
Diluted	(0.17)	—	(0.17)	(0.21)	0.01	(0.20)
Weighted average shares outstanding
Basic	103,071,657	—	103,071,657	100,917,905	—	100,917,905
Diluted	103,071,657	—	103,071,657	100,917,905	—	100,917,905

Summary of correction of the deferred liabilities impacted Consolidated Statement of Cash Flows

This correction of the deferred liabilities and income tax paid resulted in the following impact to the Unaudited Interim Condensed Consolidated Statement of Cash Flows:

	Six months ended June 30, 2024
	As previously reported	Adjustment	As restated
	(Euros in thousands)
Net loss	(21,076)	843	(20,233)
Taxes on income	1,503	(843)	660
Loss before taxation	(19,573)	—	(19,573)
(Increase)/decrease in other assets	(1,246)	2,012	766
Income tax paid	—	(2,012)	(2,012)
Net cash used in operating activities	(65,825)	—	(65,825)
Net cash used in investing activities	(171,993)	—	(171,993)
Net cash provided by financing activities	174,079	—	174,079
Net decrease in cash and cash equivalents	(63,739)	—	(63,739)
Cash and cash equivalents at beginning of period	218,472	—	218,472
Effects of exchange rate changes and expected credit losses on cash and cash equivalents	3,410	—	3,410
Cash and cash equivalents at end of period	158,143	—	158,143